Real Estate Assets, Net - Considerations in Merger Agreement (Details) $ / shares in Units, $ in Thousands	May 07, 2021 USD ($) $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		25,297,131	23,613,980	12,232,289	8,851,759
CRII Merger | Common Stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares)	213,434
Common stock, shares outstanding (in shares)	213,434
Exchange ratio	2.015
CCI | Common Stock
Business Acquisition [Line Items]
Common stock issued as consideration (in shares)	430,070
CCI's estimated value per share (in dollars per share) | $ / shares	$ 10.83
Value of CCI common stock issued as consideration | $	$ 4,658